INTANGIBLE ASSETS, NET (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	¥ (22,234,024)		¥ (15,411,685)
Intangible assets, net	36,395,056		35,361,410		$ 5,227,823
Amortization of intangible assets	6,822,339	$ 979,968	4,212,569	¥ 3,481,991
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	4,653,340		4,653,340
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 53,975,740		¥ 46,119,755